Post-employment Benefits - Fair value of plan assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Post-employment pension plans.
Beginning of year	$ 716,095	$ 520,473
Return on plan assets	120,591	124,655
Benefits paid	21,840	247,940
End of year	962,497	716,095
Pensions
Post-employment pension plans.
Beginning of year	733,294
Benefits paid	210
End of year	926,050	733,294
Seniority Premiums
Post-employment pension plans.
Beginning of year	(17,199)
Benefits paid	21,630
End of year	36,447	(17,199)
Plan assets
Post-employment pension plans.
Beginning of year	(1,703,058)	(1,993,762)
Return on plan assets	120,591	124,655
Remeasurement on plan assets	(146,963)	(93,809)
Benefits paid	(161,656)	(321,550)
End of year	(1,515,030)	(1,703,058)
Plan assets | Pensions
Post-employment pension plans.
Beginning of year	(1,240,732)
Return on plan assets	86,925
Remeasurement on plan assets	(115,515)
Benefits paid	(103,966)
End of year	(1,108,176)	(1,240,732)
Plan assets | Seniority Premiums
Post-employment pension plans.
Beginning of year	(462,326)
Return on plan assets	33,666
Remeasurement on plan assets	(31,448)
Benefits paid	(57,690)
End of year	$ (406,854)	$ (462,326)